Schedule of Investments (unaudited)	iShares® U.S. Regional Banks ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified Banks — 11.9%
U.S. Bancorp.	2,156,428	$99,238,817
Regional Banks — 86.8%
Bank OZK	183,572	6,889,457
BOK Financial Corp.	48,658	3,677,572
Citizens Financial Group Inc.	797,452	28,461,062
Comerica Inc.	212,592	15,600,001
Commerce Bancshares Inc.	178,626	11,726,797
Cullen/Frost Bankers Inc.	92,748	10,800,505
East West Bancorp. Inc.	230,717	14,950,462
Fifth Third Bancorp.	1,059,401	35,595,874
First Citizens BancShares Inc./NC, Class A	21,699	14,186,372
First Financial Bankshares Inc.	208,832	8,200,833
First Horizon Corp.	869,613	19,009,740
First Republic Bank/CA.	272,597	39,308,487
FNB Corp.	548,644	5,958,274
Glacier Bancorp. Inc.	176,479	8,368,634
Home BancShares Inc./AR	307,387	6,384,428
Huntington Bancshares Inc./OH	2,339,842	28,148,299
KeyCorp.	1,516,032	26,121,231
M&T Bank Corp.	286,163	45,611,521
Pinnacle Financial Partners Inc.	124,189	8,980,107
PNC Financial Services Group Inc. (The)	659,646	104,072,349
Popular Inc.	124,494	9,577,323
Prosperity Bancshares Inc.	149,872	10,231,761
Regions Financial Corp.	1,519,330	28,487,437
Signature Bank/New York NY	102,309	18,334,796
SVB Financial Group(a)(b)	84,776	33,485,672
Synovus Financial Corp.	236,299	8,518,579
Truist Financial Corp.	2,123,557	100,720,308
UMB Financial Corp.	70,050	6,031,305
Umpqua Holdings Corp.	352,939	5,918,787
United Bankshares Inc./WV	220,651	7,738,231
Valley National Bancorp.	683,225	7,112,372
Security	Shares	Value
Regional Banks (continued)
Webster Financial Corp.	289,557	$12,204,828
Western Alliance Bancorp.	176,047	12,428,918
Wintrust Financial Corp.	97,985	7,853,498
Zions Bancorp. NA	246,083	12,525,625
		723,221,445
Thrifts & Mortgage Finance — 1.0%
New York Community Bancorp. Inc.	759,324	6,932,628
TFS Financial Corp.	77,514	1,064,267
		7,996,895
Total Long-Term Investments — 99.7%
(Cost: $1,018,402,761)		830,457,157

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	1,438,745	1,438,601
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	900,000	900,000
Total Short -Term Investments — 0.3%
(Cost: $2,338,601)		2,338,601
Total Investments in Securities — 100.0%
(Cost: $1,020,741,362)		832,795,758
Liabilities in Excess of Other Assets — (0.0)%		(4,499)
Net Assets — 100.0%		$832,791,259

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,957,651	$—	$(4,518,344	)(a)	$(706)	$—	$1,438,601	1,438,745	$723	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,697,000	—	(797,000	)(a)	—	—	900,000	900,000	2,040		—
					$(706)	$—	$2,338,601		$2,763		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Regional Banks ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	23	09/16/22	$2,232	$(85,040)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$830,457,157	$—	$—	$830,457,157
Money Market Funds	2,338,601	—	—	2,338,601
	$832,795,758	$—	$—	$832,795,758
Derivative financial instruments(a)
Liabilities
Futures Contracts.	$(85,040)	$—	$—	$(85,040)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2